WCM Focused Mid Cap Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 94.1%
	COMMUNICATIONS — 3.9%
133	GoDaddy, Inc.*	$9,866
	CONSUMER DISCRETIONARY — 11.7%
116	CarMax, Inc.*	11,547
152	Masco Corp.	8,418
194	YETI Holdings, Inc.*	9,849
		29,814
	CONSUMER STAPLES — 2.7%
117	Ollie's Bargain Outlet Holdings, Inc.*	6,897
	FINANCIALS — 11.7%
188	Brown & Brown, Inc.	12,239
244	Focus Financial Partners, Inc. - Class A*	9,865
6	Markel Corp.*	7,783
		29,887
	HEALTH CARE — 8.3%
16	Chemed Corp.	7,697
280	Sotera Health Co.*	5,376
74	Zimmer Biomet Holdings, Inc.	8,169
		21,242
	INDUSTRIALS — 17.1%
134	Graco, Inc.	8,999
18	IDEX Corp.	3,758
51	Landstar System, Inc.	7,986
60	Lincoln Electric Holdings, Inc.	8,486
16	Rockwell Automation, Inc.	4,084
37	Stanley Black & Decker, Inc.	3,601
24	Watsco, Inc.	6,575
		43,489
	MATERIALS — 14.0%
54	Ashland Global Holdings, Inc.	5,425
40	Carlisle Cos., Inc.	11,844
483	Element Solutions, Inc.	9,544
33	FMC Corp.	3,666
82	Trex Co., Inc.*	5,291
		35,770
	REAL ESTATE — 6.4%
79	CBRE Group, Inc. - Class A*	6,764

WCM Focused Mid Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE (Continued)
50	Jones Lang LaSalle, Inc.*	$9,534
		16,298
	TECHNOLOGY — 18.3%
100	Booz Allen Hamilton Holding Corp.	9,598
59	CDW Corp.	10,710
72	MKS Instruments, Inc.	8,511
63	PTC, Inc.*	7,773
28	Zebra Technologies Corp. - Class A*	10,015
		46,607
	TOTAL COMMON STOCKS
	(Cost $234,995)	239,870

Principal Amount
	SHORT-TERM INVESTMENTS — 98.1%
$250,000	UMB Bank Demand Deposit, 1.48%[1]	250,000
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $250,000)	250,000
	TOTAL INVESTMENTS — 192.2%
	(Cost $484,995)	489,870
	Liabilities in Excess of Other Assets — (92.2)%	(235,016)
	Net Assets — 100.0%	$254,854

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.